S-K 1603(c) Fiduciary Duties to Other Companies	Jan. 12, 2026
Ravi Tanuku [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Natural Capital Investments General Partner
Sahil Gupta [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Kraken Digital Asset Platform Principal, Strategic Initiatives
Robert Moore [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Kraken Digital Asset Platform Vice President of Strategy and Corporate Development
Boris Revsin [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Tribe Capital Management, LLC Investments Chief Executive Officer and General Partner
Andrew Artz [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Dark Arts VC Investments Founder and Managing Partner
Joshua Rosenthal [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Polychain Capital Investments General Partner and Portfolio Manager
Nikita Sachdev [Member]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]	Luna PR Public Relations Co-Founder and Chief Executive Officer